BASIS OF CONSOLIDATION AND INVESTMENTS (Details 5) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) R$ / shares shares
Basis Of Consolidation And Investments
Equity in the transaction | shares	9,947,525
Number of share before initial public offering | shares	5,430,057,060
Cost per share | R$ / shares	R$ 1.83
Number of shares sold by CSN | shares	377,804,907
Price per share | R$ / shares	R$ 8.50
Net cash generated in the transaction	R$ 3,211,342
Transaction cost	(46,730)
Net cahs reveivable	3,164,612
Cost of shares	(692,115)
Net gain from the transaction	R$ 2,472,497